Document And Entity Information - shares	3 Months Ended
	Dec. 31, 2015	Nov. 07, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	GENERAL CANNABIS CORP
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		15,607,921
Amendment Flag	false
Entity Central Index Key	0001477009
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015